Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Estimated Useful lives of Fixed Assets
Fixed assets are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	– 43 to 45 years
Office building related facility, machinery and equipment	– 10 to 15 years
Computer equipment	– 3 to 5 years
Office equipment	– 3 to 5 years
Vehicles	– 5 years
Leasehold improvements	– over the shorter of lease terms or estimated useful lives of the assets

Intangible Assets, Weighted Average Economic Lives from Date of Purchase
Intangible assets have weighted average useful lives from the date of purchase as follows:

Trademarks	– 11 years
Technology	– 5 years
Intellectual property right	– 8 years
Online literature	– 8 years
Others	– 13 years